Intangible assets	12 Months Ended
Dec. 31, 2021
Intangible assets
Intangible assets

14 Intangible assets

		Industrial patents and	Other intangible	Intangible		Other
	Exploration	intellectual property	assets with definite	assets with definite		intangible assets with indefinite
(€ million)	rights	rights	useful lives	useful lives	Goodwill	useful lives	Total
2021
Net carrying amount - beginning of the year	888	162	589	1,639	1,297		2,936
Additions	12	28	244	284			284
Amortization	(30)	(89)	(168)	(287)			(287)
Impairment		(2)	(14)	(16)	(22)		(38)
Reversals	21			21			21
Write-off	(35)			(35)			(35)
Changes in the scope of consolidation		11	226	237	1,574	24	1,835
Currency translation differences	57		2	59	13		72
Other changes		45	(34)	11			11
Net carrying amount at the end of the year	913	155	845	1,913	2,862	24	4,799
Gross carrying amount at the end of the year	1,707	1,709	4,843	8,259
Provisions for amortization and impairment	794	1,554	3,998	6,346

2020
Net carrying amount - beginning of the year	1,031	195	568	1,794	1,265		3,059
Additions	18	23	196	237			237
Amortization	(53)	(92)	(130)	(275)			(275)
Impairment	(23)		(7)	(30)	(24)		(54)
Reversals			24	24			24
Write-off	(19)	(5)		(24)			(24)
Changes in the scope of consolidation			7	7	70		77
Currency translation differences	(66)		(3)	(69)	(14)		(83)
Other changes		41	(66)	(25)			(25)
Net carrying amount at the end of the year	888	162	589	1,639	1,297		2,936
Gross carrying amount at the end of the year	1,613	1,623	4,399	7,635
Provisions for amortization and impairment	725	1,461	3,810	5,996

Exploration rights comprised the residual book value of license and leasehold property acquisition costs relating to areas with proved reserves, which are amortized based on UOP criteria and are regularly reviewed for impairment. Furthermore, they include the cost of unproved areas which are suspended pending a final determination of the success of the exploration activity or until management confirms its commitment to the initiative. Additions for the year related to signature bonuses paid for the acquisition of new exploration acreage in Angola and Ivory Coast.

The breakdown of exploration rights by type of asset was as follows:

(€ million)	December 31, 2021	December 31, 2020
Proved licence and leasehold property acquisition costs	236	225
Unproved licence and leasehold property acquisition costs	677	653
Other mineral interests		10
	913	888

Industrial patents and intellectual property rights mainly regarded the acquisition and internal development of software and rights for the use of production processes and software.

Write-offs of €35 million related to exploration licenses due primarily to the abandonment of underlying initiatives for geopolitical and environmental factors.

Other intangible assets comprised: (i) customer acquisition costs relating to Plenitude business line for €348 million (€262 million at December 31, 2020); (ii) concessions, licenses, trademarks and similar items for €139 million (€88 million at December 31, 2020) comprised transmission rights for natural gas imported from Algeria for €32 million (€25 million at December 31, 2020); (iii) customer relationship for €109 million recognized following the acquisition of Finproject group; (iv) capital expenditures in progress on natural gas pipelines for which Eni has acquired transport rights for €78 million (same amount as of December 31, 2020).

Other intangible assets with an indefinite useful life related to the acquisition of Finproject's brands XL EXTRALIGHT and Levirex.

The main amortization rates used were substantially unchanged from the previous year and ranged as follows:

(%)
Exploration rights	UOP
Transport rights of natural gas	3
Other concessions, licenses, trademarks and similar items	3 - 33
Industrial patents and intellectual property rights	20 - 33
Capitalized costs for customer acquisition	17 - 33
Other intangible assets	4 - 20

Cumulative impairments charges of goodwill at the end of the year amounted to €2,500 million.

The breakdown of goodwill by segment and business line is provided below:

(€ million)	December 31, 2021	December 31, 2020
Plenitude	2,446	1,047
Refining & Marketing	173	93
Exploration & Production	139	146
Chemical	93
Corporate and Other activities	11	11
	2,862	1,297

An impairment loss of goodwill in 2021 was essentially recorded in relation to the Exploration & Production segment.

Changes in the scope of consolidation of goodwill related: (i) for €728 million to the acquisition of 100% of Be Power SpA which, through the subsidiary Be Charge, is the second Italian operator in the segment of charging infrastructures for electric mobility; (ii) for €168 million to the 100% acquisition of Aldro Energía y Soluciones SLU, a company operating in the Iberian retail market for the sale of electricity, gas and energy services; (iii) for €302 million to the acquisition of Eolica Lucana Srl, Green Energy Management Services Srl (GEMS), Finpower Wind Srl, Società Energie Rinnovabili SpA (SER), Società Energie Rinnovabili 1 SpA (SER1) owning wind farms onshore in service; (iv) for €120 million to the acquisition of Dhamma Energy Group, owner of a platform for the development of photovoltaic plants in France and Spain; (v) for €93 million to the acquisition of the control of Finproject by Versalis; (vi) for €81 million to the acquisition from Azora Capital of a portfolio of renewable energy projects under development and capacity in service; (vii) for €80 million to the 100% acquisition of FRI-EL Biogas Holding (now EniBioCh4in SpA), a company operating in the Italian bioenergy sector.

Information about the allocations of goodwill deriving from business combinations are provided in note 5 - Business combinations and other significant transactions.

Goodwill acquired through business combinations has been allocated to the CGUs that are expected to benefit from the synergies of the acquisition.

With regard to the Plenitude business line engaged in the retail sale of natural gas and electricity, with significant allocated values of goodwill, in consideration of the high integration between the countries in which the Plenitude Group operates and the possible transnational synergies, the CGU defined for the recoverability valuation of the goodwill for a total of €1,214 million deriving from the acquisitions was extended from Italy to the entire perimeter of the Retail business and renamed Domestic-Foreign market. That goodwill concerns: the buy-out of the minorities of the former Italgas in 2003 (€706 million), the acquisition of local Italian companies synergic to Eni's main areas of activity in previous years (€198 million), the acquisition in 2021 of 100% of Aldro Energía y Soluciones SLU active in the Iberian market (€168 million), as well as the pre-existing goodwill of Eni Gas & Power France SA (€95 million), and other minor amounts. The impairment review performed at the balance sheet date confirmed the recoverability of the carrying amount of this second-level CGU comprising the goodwill.

The impairment review of the CGU Domestic-Foreign market, including goodwill, was performed by comparing the carrying amount to the value in use of the CGU, which was estimated based on the cash flows of the four-year plan approved by management and on a terminal value calculated as the perpetuity of the cash flow of the last year of the plan by assuming a nominal long-term growth rate equal to zero, unchanged from the previous year. These cash flows were discounted by using the post-tax WACC of the retail business adjusted considering the country risks of operation equal to an average of 4.9%. There are no reasonable assumptions of changes in the discount rate, growth rate, profitability or volumes that would lead to zeroing the headroom amounting to about €5 billion of the value in use of the CGU Retail with respect to its book value, including the allocated goodwill.

In the renewable business of Plenitude, the CGUs have been identified at a significant project level, in some cases grouped at company level for projects/plants characterized by relevant synergies. Cash flows included both those relating to existing assets (acquired or build internally) and those associated with the repowering process in the case of acquired assets. For the acquisitions of 2021, the impairment was assessed by updating the valuation model used for the acquisition which confirmed the recoverability of the goodwill allocated to the complex of the CGUs.

Goodwill of the E-mobility business of Plenitude recognized in connection with the acquisition in 2021 of the entire share capital of Be Power SpA, which through the subsidiary Be Charge is the second Italian operator in the segment of charging infrastructures for electric mobility (€728 million), was assessed by updating the valuation model of the operation.